FINANCIAL ASSETS AND LIABILITIES - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (2,848,721)	R$ (12,658,314)
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	1,861,070	284,956
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	35,807	7,678
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(691,312)	(441,768)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(24,263,167)	(24,861,084)
Leases [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(2,121,304)	(1,627,104)
Consideration payable [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(246,256)	(203,094)
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 22,576,441	R$ 14,182,102